Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Receivables

	SA Rand
Figures in million	2025	2024
Trade receivables (metals)[1]	2 344	1 239
Other trade receivables	312	401
Loss allowance	(171)	(212)
Trade receivables – net	2 485	1 428
Interest and other receivables	231	150
Employee receivables	17	10
Prepayments	450	355
Value added tax and general sales tax	737	625
Income and mining taxes	82	36
Total trade and other receivables	4 002	2 604
[1]The increase is primarily due to higher average prices received. The spot price of gold moved from R1 359 748/kg at the end of FY24 to R1 884 586/kg at the end of FY25.
Disclosure of Movement in the Loss Allowance for Trade and Other Receivables	The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 37 for details):

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	212	211
Increase in loss allowance recognised during the year	40	49
Reversal of loss allowance during the year	(80)	(48)
Balance at end of year	171	212
The movement relates to various individually immaterial debtors.

Disclosure of allowance for credit losses [text block]	The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance
30 June 2025
Not past due[1]	2 383	—
Past due by 1 to 30 days	57	—
Past due by 31 to 60 days	14	—
Past due by 61 to 90 days	5	—
Past due by more than 90 days	33	28
Past due by more than 361 days	164	143
Total	2 656	171
30 June 2024
Not past due[1]	1 364	—
Past due by 1 to 30 days	33	12
Past due by 31 to 60 days	21	9
Past due by 61 to 90 days	15	7
Past due by more than 90 days	54	50
Past due by more than 361 days	153	134
Total	1 640	212
[1]The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.